Noncontrolling Interests and Redeemable Noncontrolling Interests (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) shareholder	Mar. 31, 2017 CNY (¥) shareholder	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Noncontrolling Interests and Redeemable Noncontrolling Interests
Total cash consideration from issuance of redeemable noncontrolling interest			$ 92,218	¥ 600,000		¥ (134,736)
Cash consideration from issuance of noncontrolling interests			$ 47,877	¥ 311,500	¥ 4	¥ 15,015
Netease Cloud Music
Noncontrolling Interests and Redeemable Noncontrolling Interests
Total cash consideration from issuance of redeemable noncontrolling interest	$ 92,200	¥ 600,000
Number of investors	1	1
Cash consideration from issuance of noncontrolling interests	$ 23,100	¥ 150,000
Ownership percentage, owned by noncontrolling owners	12.59%	12.59%